Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis	The following tables present the financial instruments carried at fair value at Dec. 31, 2020 and Dec. 31, 2019, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
U.S. Treasury	$24,894	$—	$—	$—	$24,894
Agency RMBS	—	22,347	—	—	22,347
Sovereign debt/sovereign guaranteed	5,909	6,482	—	—	12,391
Agency commercial MBS	—	9,228	—	—	9,228
Supranational	—	7,160	—	—	7,160
Foreign covered bonds	—	6,725	—	—	6,725
CLOs	—	4,703	—	—	4,703
Foreign government agencies	—	4,135	—	—	4,135
U.S. government agencies	—	3,853	—	—	3,853
Other ABS	—	3,164	—	—	3,164
Non-agency commercial MBS	—	3,017	—	—	3,017
Non-agency RMBS (b)	—	2,326	—	—	2,326
State and political subdivisions	—	2,308	—	—	2,308
Corporate bonds	—	1,994	—	—	1,994
Commercial paper/CDs	—	249	—	—	249
Other debt securities	—	1	—	—	1
Total available-for-sale securities	30,803	77,692	—	—	108,495
Trading assets:
Debt instruments	1,803	3,868	—	—	5,671
Equity instruments (c)	5,775	—	—	—	5,775
Derivative assets not designated as hedging:
Interest rate	5	4,477	—	(1,952)	2,530
Foreign exchange	—	7,688	—	(6,392)	1,296
Equity and other contracts	—	2	—	(2)	—
Total derivative assets not designated as hedging	5	12,167	—	(8,346)	3,826
Total trading assets	7,583	16,035	—	(8,346)	15,272
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	19	—	—	19
Total derivative assets designated as hedging	—	19	—	—	19
Other assets (d)	111	191	—	—	302
Assets measured at NAV (d)					201
Subtotal assets of operations at fair value	38,497	93,937	—	(8,346)	124,289
Percentage of assets of operations prior to netting	29%	71%	—%
Assets of consolidated investment management funds	393	94	—	—	487
Total assets	$38,890	$94,031	$—	$(8,346)	$124,776
Percentage of total assets prior to netting	29%	71%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2020					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$2,287	$35	$—	$—	$2,322
Equity instruments	11	—	—	—	11
Derivative liabilities not designated as hedging:
Interest rate	2	3,878	—	(2,348)	1,532
Foreign exchange	—	7,622	—	(5,484)	2,138
Equity and other contracts	7	34	—	(13)	28
Total derivative liabilities not designated as hedging	9	11,534	—	(7,845)	3,698
Total trading liabilities	2,307	11,569	—	(7,845)	6,031
Long-term debt (c)	—	400	—	—	400
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	666	—	—	666
Foreign exchange	—	441	—	—	441
Total other liabilities – derivative liabilities designated as hedging	—	1,107	—	—	1,107
Subtotal liabilities of operations at fair value	2,307	13,076	—	(7,845)	7,538
Percentage of liabilities of operations prior to netting	15%	85%	—%
Liabilities of consolidated investment management funds	1	2	—	—	3
Total liabilities	$2,308	$13,078	$—	$(7,845)	$7,541
Percentage of total liabilities prior to netting	15%	85%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes $487 million in Level 2 that was included in the former Grantor Trust.
(c)    Includes certain interests in securitizations.
(d)    Includes seed capital, private equity investments and other assets.

Assets measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Available-for-sale securities:
Agency RMBS	$—	$27,043	$—	$—	$27,043
U.S. Treasury	15,431	—	—	—	15,431
Sovereign debt/sovereign guaranteed	7,784	4,862	—	—	12,646
Agency commercial MBS	—	9,417	—	—	9,417
Foreign covered bonds	—	4,197	—	—	4,197
CLOs	—	4,063	—	—	4,063
Supranational	—	3,709	—	—	3,709
Foreign government agencies	—	2,643	—	—	2,643
Non-agency commercial MBS	—	2,178	—	—	2,178
Other ABS	—	2,143	—	—	2,143
U.S. government agencies	—	1,949	—	—	1,949
Non-agency RMBS (b)	—	1,233	—	—	1,233
State and political subdivisions	—	1,044	—	—	1,044
Corporate bonds	—	853	—	—	853
Other debt securities	—	1	—	—	1
Total available-for-sale securities	23,215	65,335	—	—	88,550
Trading assets:
Debt instruments	1,568	4,243	—	—	5,811
Equity instruments (c)	4,539	—	—	—	4,539
Derivative assets not designated as hedging:
Interest rate	4	3,686	—	(1,792)	1,898
Foreign exchange	—	5,331	—	(4,021)	1,310
Equity and other contracts	—	19	—	(6)	13
Total derivative assets not designated as hedging	4	9,036	—	(5,819)	3,221
Total trading assets	6,111	13,279	—	(5,819)	13,571
Other assets:
Derivative assets designated as hedging:
Foreign exchange	—	21	—	—	21
Total derivative assets designated as hedging	—	21	—	—	21
Other assets (d)	38	179	—	—	217
Assets measured at NAV (d)					181
Subtotal assets of operations at fair value	29,364	78,814	—	(5,819)	102,540
Percentage of assets of operations prior to netting	27%	73%	—%
Assets of consolidated investment management funds	212	33	—	—	245
Total assets	$29,576	$78,847	$—	$(5,819)	$102,785
Percentage of total assets prior to netting	27%	73%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2019					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Trading liabilities:
Debt instruments	$1,477	$107	$—	$—	$1,584
Equity instruments	73	—	—	—	73
Derivative liabilities not designated as hedging:
Interest rate	6	3,244	—	(1,986)	1,264
Foreign exchange	—	5,340	—	(3,428)	1,912
Equity and other contracts	3	6	—	(1)	8
Total derivative liabilities not designated as hedging	9	8,590	—	(5,415)	3,184
Total trading liabilities	1,559	8,697	—	(5,415)	4,841
Long-term debt (c)	—	387	—	—	387
Other liabilities – derivative liabilities designated as hedging:
Interest rate	—	350	—	—	350
Foreign exchange	—	257	—	—	257
Total other liabilities – derivative liabilities designated as hedging	—	607	—	—	607
Subtotal liabilities of operations at fair value	1,559	9,691	—	(5,415)	5,835
Percentage of liabilities of operations prior to netting	14%	86%	—%
Liabilities of consolidated investment management funds	1	—	—	—	1
Total liabilities	$1,560	$9,691	$—	$(5,415)	$5,836
Percentage of total liabilities prior to netting	14%	86%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes $640 million in Level 2 that was included in the former Grantor Trust.
(c)    Includes certain interests in securitizations.
(d)    Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2020						Dec. 31, 2019
	Total carrying value		Ratings (a)				Total carrying value		Ratings (a)
			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower			AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollars in millions)		(b)						(b)
Non-agency RMBS (c), originated in:
2008-2020	$1,548		100%	—%	—%	—%	$215		100%	—%	—%	—%
2007	179		12	3	—	85	249		17	2	—	81
2006	237		—	23	—	77	291		—	21	—	79
2005	227		3	—	7	90	305		5	2	8	85
2004 and earlier	135		19	10	11	60	173		22	24	4	50
Total non-agency RMBS	$2,326		69%	3%	1%	27%	$1,233		25%	9%	3%	63%
Non-agency commercial MBS originated in:
2009-2020	$3,017		99%	1%	—%	—%	$2,178		98%	2%	—%	—%
Foreign covered bonds:
Canada	$2,552		100%	—%	—%	—%	$1,798		100%	—%	—%	—%
UK	1,259		100	—	—	—	984		100	—	—	—
Australia	951		100	—	—	—	431		100	—	—	—
Norway	703		100	—	—	—	287		100	—	—	—
Germany	494		100	—	—	—	357		100	—	—	—
Other	766		100	—	—	—	340		100	—	—	—
Total foreign covered bonds	$6,725		100%	—%	—%	—%	$4,197		100%	—%	—%	—%
Sovereign debt/sovereign guaranteed:
Germany	$2,222		100%	—%	—%	—%	$1,997		100%	—%	—%	—%
Italy	2,010		—	—	100	—	1,260		—	—	100	—
Spain	1,920		—	5	95	—	1,453		—	6	94	—
France	1,697		100	—	—	—	1,272		100	—	—	—
UK	1,089		100	—	—	—	3,318		100	—	—	—
Singapore	984		100	—	—	—	742		100	—	—	—
Canada	572		100	—	—	—	271		100	—	—	—
Netherlands	491		100	—	—	—	791		100	—	—	—
Japan	408		—	100	—	—	274		—	100	—	—
Austria	256		100	—	—	—	240		100	—	—	—
Ireland	252		—	100	—	—	301		—	100	—	—
Other (d)	490		74	—	—	26	727		80	1	—	19
Total sovereign debt/sovereign guaranteed	$12,391		62%	6%	31%	1%	$12,646		73%	5%	21%	1%
Foreign government agencies:
Germany	$1,473		100%	—%	—%	—%	$1,131		100%	—%	—%	—%
Netherlands	847		100	—	—	—	678		100	—	—	—
Canada	511		75	25	—	—	71		—	100	—	—
France	305		100	—	—	—	42		100	—	—	—
Sweden	281		100	—	—	—	202		100	—	—	—
Norway	273		100	—	—	—	216		100	—	—	—
Finland	225		100	—	—	—	245		100	—	—	—
Other	220		55	45	—	—	58		—	100	—	—
Total foreign government agencies	$4,135		95%	5%	—%	—%	$2,643		95%	5%	—%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2020 and Dec. 31, 2019, sovereign debt/sovereign guaranteed securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes $487 million at Dec. 31, 2020 and $640 million at Dec. 31, 2019 that were included in the former Grantor Trust.
(d)    Includes non-investment grade sovereign debt/sovereign guaranteed securities related to Brazil of $125 million at Dec. 31, 2020 and $134 million at Dec. 31, 2019.

Assets Measured at Fair Value on Nonrecurring Basis
The following table presents the financial instruments carried on the consolidated balance sheet by caption and level in the fair value hierarchy as of Dec. 31, 2020 and Dec. 31, 2019.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2020				Dec. 31, 2019
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$48	$—	$48	$—	$58	$—	$58
Other assets (b)	—	131	—	131	—	64	—	64
Total assets at fair value on a nonrecurring basis	$—	$179	$—	$179	$—	$122	$—	$122
(a)The fair value of these loans decreased $1 million in both 2020 and 2019, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2020 and Dec. 31, 2019, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$141,775	$—	$141,775	$141,775
Interest-bearing deposits with banks	—	17,310	—	17,310	17,300
Federal funds sold and securities purchased under resale agreements	—	30,907	—	30,907	30,907
Securities held-to-maturity	4,120	45,104	—	49,224	47,946
Loans (a)	—	53,586	—	53,586	55,121
Other financial assets	6,252	1,160	—	7,412	7,412
Total	$10,372	$289,842	$—	$300,214	$300,461
Liabilities:
Noninterest-bearing deposits	$—	$83,854	$—	$83,854	$83,854
Interest-bearing deposits	—	257,287	—	257,287	257,691
Federal funds purchased and securities sold under repurchase agreements	—	11,305	—	11,305	11,305
Payables to customers and broker-dealers	—	25,085	—	25,085	25,085
Borrowings	—	563	—	563	563
Long-term debt	—	27,306	—	27,306	25,584
Total	$—	$405,400	$—	$405,400	$404,082
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2019
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$95,042	$—	$95,042	$95,042
Interest-bearing deposits with banks	—	14,832	—	14,832	14,811
Federal funds sold and securities purchased under resale agreements	—	30,182	—	30,182	30,182
Securities held-to-maturity	4,630	30,175	—	34,805	34,483
Loans (a)	—	54,194	—	54,194	53,718
Other financial assets	4,830	1,233	—	6,063	6,063
Total	$9,460	$225,658	$—	$235,118	$234,299
Liabilities:
Noninterest-bearing deposits	$—	$57,630	$—	$57,630	$57,630
Interest-bearing deposits	—	200,846	—	200,846	201,836
Federal funds purchased and securities sold under repurchase agreements	—	11,401	—	11,401	11,401
Payables to customers and broker-dealers	—	18,758	—	18,758	18,758
Commercial paper	—	3,959	—	3,959	3,959
Borrowings	—	917	—	917	917
Long-term debt	—	27,858	—	27,858	27,114
Total	$—	$321,369	$—	$321,369	$321,615
(a)    Does not include the leasing portfolio.